Financial risk management (Details 3) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Financial Risk Management Explanatory [Abstract]
Realized gains on derivatives	CAD 27,847	CAD 53,094
Unrealized gains (losses) on derivatives	73,305	(66,781)
Gains (losses) on derivatives	CAD 101,152	CAD (13,687)